Summary of Significant Accounting Policies - Schedule of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011
Other Noncurrent Assets [Line Items]
Deferred financing costs	$ 82,760	$ 11,918
Life insurance contracts	25,978	22,736
Mutual funds	6,995
Marketable security	6,029
Manufacturing access fees	18,323
Cost-method equity investments	15,976	4,608
Other	6,006	6,815
Other assets	$ 162,067	$ 46,077